employee benefits expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee benefits expense - gross
Wages and salaries	$ 5,581	$ 5,763
Share-based compensation	195	172
Pensions - defined benefit	73	62
Pensions - defined contribution	122	130
Restructuring costs	305	440
Employee health and other benefits	287	284
Total	6,563	6,851
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(98)	(91)
Amortized contract acquisition costs	94	93
Capitalized contract fulfilment costs	(32)	(24)
Amortized contract fulfilment costs	6	4
Property, plant and equipment	(323)	(366)
Intangible assets subject to amortization	(303)	(319)
Total	(656)	(703)
Net	5,907	6,148
TELUS digital experience
Capitalized internal labour costs, net
Net	2,433	2,314
TELUS technology solutions
Capitalized internal labour costs, net
Net	3,478	3,834
Restructuring Costs | TELUS digital experience
Employee benefits expense - gross
Share-based compensation	0	(1)
Restructuring Costs | TELUS technology solutions
Employee benefits expense - gross
Share-based compensation	4	0
Restructuring and other costs | TELUS technology solutions
Employee benefits expense - gross
Pensions - defined benefit	$ 0	$ 10